Ordinary shares	12 Months Ended
Dec. 31, 2014
Ordinary shares [Abstract]
Ordinary shares

14. Ordinary shares

The Company was incorporated in the Cayman Islands in May 2011. The Company is authorized to issue a maximum of 5,000,000,000 shares with a par value of US$0.00001 per share, comprised of 4,912,433,396 ordinary shares and 87,566,604 Preference Shares.

On August 30, 2013, the Group's Board of Directors approved that the Group redesign the share capital and adopt a dual class ordinary share structure immediately upon the completion of IPO. Upon completion of the Group's IPO on November 5, 2013 (see Note 1), the Company's shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US$0.00001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share, voting together as one class on all matters subject to a shareholders' vote. All of the outstanding ordinary shares prior to this offering were redesignated as Class B ordinary shares and all of the outstanding preference shares were automatically re-designated or converted into Class B ordinary shares on a one-for-one basis immediately upon the completion of the IPO.

As a result of the Group's follow-on offering on April 1, 2014 (see Note 1), the Company issued and sold 2,000,000 ADSs and the selling shareholders sold an aggregate of 4,000,000 ADSs and 900,000 additional ADSs for the overallotment at the price of US$38.00 per ADS.

On June 30, 2014, Tencent purchased 36,805,000 ordinary shares from the Company at a purchase price of US$40.00 per ADS. The Group used part of the proceeds from this transaction to repurchase an aggregate of 27,603,750 ordinary shares from existing pre-IPO shareholders at the price of US$40.00 per ADS.

As of December 31, 2014, 4,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares had been authorized, 176,375,211 ordinary shares had been issued and outstanding, of which 101,574,732 were Class A ordinary shares and 74,800,479 were Class B ordinary shares.